SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Warrants, Beginning balance	49,120,917	55,995,917
Weighted Average Exercise Price, Beginning balance
Weighted Average Remaining Contractual Life (In Years), Beginning balance	1 year 9 months 29 days	2 years 9 months 7 days
Number of Warrants, Granted	8,500,000	3,125,000
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised	(2,959,456)	(10,000,000)
Weighted Average Exercise Price, Exercised
Number of Warrants, Cancelled/Forfeited	(1,250,000)
Weighted Average Exercise Price, Cancelled/Forfeited
Number of Warrants, Ending balance	53,411,461	49,120,917
Weighted Average Exercise Price, Ending balance
Weighted Average Remaining Contractual Life (In Years), Ending balance	2 years 7 months 24 days	1 year 9 months 29 days
Number of Warrants, Intrinsic Value, Ending balance	$ 1,741,631	$ 3,013,010